Borrowings - Additional Information (Details)	Jun. 30, 2020	Jun. 30, 2019
Three months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.48%	7.72%
Six months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.50%	7.73%